Schedule of changes in derivative financial instruments (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Current derivative financial assets	R$ 33,816	R$ 33,769
Non-current derivative financial assets	51	34,091
Derivative financial assets	33,867	67,860
Current derivative financial liabilities	256,131	592,251
Non-current derivative financial liabilities	362,915	558,913
Derivative financial liabilities	619,046	1,151,164
Derivative financial assets and liabilities	585,179	R$ 1,083,304
Non hedge accounting transactions member
Disclosure of detailed information about financial instruments [line items]
Credit derivative, fair value at beginning of period	216,088
Increase (decrease) in credit derivative, fair value	264,101
Credit derivative financial settlement	(482,734)
Credit derivative, fair value at end of period	(2,545)
Non hedge accounting transactions member | Exchange swap member
Disclosure of detailed information about financial instruments [line items]
Credit derivative, fair value at beginning of period	(3)
Increase (decrease) in credit derivative, fair value	58
Credit derivative financial settlement	(52)
Credit derivative, fair value at end of period	3
Non hedge accounting transactions member | N c e swap member
Disclosure of detailed information about financial instruments [line items]
Credit derivative, fair value at beginning of period	145,144
Increase (decrease) in credit derivative, fair value	48,726
Credit derivative financial settlement	(193,870)
Non hedge accounting transactions member | Swap c3 p g p member
Disclosure of detailed information about financial instruments [line items]
Credit derivative, fair value at beginning of period	63,901
Increase (decrease) in credit derivative, fair value	202,002
Credit derivative financial settlement	(251,604)
Credit derivative, fair value at end of period	14,299
Non hedge accounting transactions member | Swap nafta gasolina member
Disclosure of detailed information about financial instruments [line items]
Credit derivative, fair value at beginning of period	7,046
Increase (decrease) in credit derivative, fair value	13,315
Credit derivative financial settlement	(37,208)
Credit derivative, fair value at end of period	(16,847)
Hedge accounting transactions member
Disclosure of detailed information about financial instruments [line items]
Credit derivative, fair value at beginning of period	867,216
Increase (decrease) in credit derivative, fair value	178,727
Credit derivative financial settlement	(458,219)
Credit derivative, fair value at end of period	587,724
Extrinsic value	(20,223)
Derivative financial assets and liabilities accumulated other comprehensive income	(64,993)
Fair value	(587,724)
Hedge accounting transactions member | Dollar call and put ptions member
Disclosure of detailed information about financial instruments [line items]
Credit derivative, fair value at beginning of period	144,801
Increase (decrease) in credit derivative, fair value	143,336
Credit derivative financial settlement	(202,921)
Credit derivative, fair value at end of period	85,216
Extrinsic value	(20,223)
Derivative financial assets and liabilities accumulated other comprehensive income	(64,993)
Fair value	(85,216)
Hedge accounting transactions member | Interest rate swaps member
Disclosure of detailed information about financial instruments [line items]
Credit derivative, fair value at beginning of period	155,775
Increase (decrease) in credit derivative, fair value	(52,164)
Credit derivative financial settlement	(103,611)
Hedge accounting transactions member | Dollar swap c d i member
Disclosure of detailed information about financial instruments [line items]
Credit derivative, fair value at beginning of period	566,640
Increase (decrease) in credit derivative, fair value	87,555
Credit derivative financial settlement	(151,687)
Credit derivative, fair value at end of period	502,508
Fair value	R$ (502,508)